Operating lease obligation (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Current portion	49	25	18

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
US$’000

2025	19
Total future lease payment	19
Amount representing interest	(1)
Present value of operating lease liabilities	18
Less: current portion	(18)
Non-current portion	-

Summary of supplemental operating lease	The following summarizes other supplemental information about the Company’s operating leases as of June 30, 2024:
Weighted average discount rate	5%
Weighted average remaining lease term (years)	0.58